K&L GATES

One Lincoln Street

Boston, Massachusetts 02111

November 29, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	The Endowment Institutional TEI Fund, L.P. (“Registrant”)
File No. 811-22639
Initial Registration Statement on Form N-2

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is the Registrant’s registration statement on Form N-2 (“Registration Statement”). This Registrant is substantially similar to the other feeder funds that invest their assets in The Endowment Master Fund, L.P. (File No. 811-21527). The information in this Registration Statement incorporates those comments received from the SEC prior to the filing of the Registrant’s Notification of Registration on Form N-8.

If you have any questions, I may be reached at (617) 261-3231.

Sincerely,

/s/George J. Zornada
George J. Zornada

cc:	John E. Price